S-K 1603(a)(7) Sponsor Controlling Persons	Apr. 13, 2026
David P Fialkow [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	David P Fialkow
Hemant Taneja [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Hemant Taneja
Kenneth [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Kenneth I. Chenault